Vanguard® Wellington Dividend Growth Active ETF
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.9%)
Communication Services (4.9%)
	Alphabet Inc. Class A	3,049	954
Consumer Discretionary (13.2%)
	TJX Cos. Inc.	5,160	793
	Home Depot Inc.	1,833	631
	McDonald's Corp.	2,066	631
	Marriott International Inc. Class A	864	268
	NIKE Inc. Class B	4,001	255
			2,578
Consumer Staples (6.2%)
	Procter & Gamble Co.	4,499	645
	Coca-Cola Co.	8,262	578
			1,223
Financials (23.5%)
	Mastercard Inc. Class A	1,492	852
	American Express Co.	2,176	805
	Chubb Ltd.	2,574	803
	S&P Global Inc.	1,489	778
	Marsh & McLennan Cos. Inc.	4,079	757
	Visa Inc. Class A	1,747	613
			4,608
Health Care (13.0%)
	Eli Lilly & Co.	953	1,024
	Danaher Corp.	2,944	674
	Stryker Corp.	1,733	609
	Elevance Health Inc.	665	233
			2,540
Industrials (7.9%)
	Northrop Grumman Corp.	1,230	701
	Honeywell International Inc.	3,279	640
	AMETEK Inc.	1,032	212
			1,553
Information Technology (25.3%)
	Broadcom Inc.	3,341	1,156
	Microsoft Corp.	1,870	904
	Apple Inc.	2,787	758
	Texas Instruments Inc.	3,681	639
	Intuit Inc.	896	593
	QUALCOMM Inc.	2,496	427
	Accenture plc Class A	1,408	378
	Amphenol Corp. Class A	822	111
			4,966
Materials (3.9%)
	Linde plc	1,808	771
Total Common Stocks (Cost $18,902)			19,193
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[1]	Vanguard Market Liquidity Fund, 3.780% (Cost $301)	3,005	300
Total Investments (99.4%) (Cost $19,203)			19,493
Other Assets and Liabilities—Net (0.6%)			120
Net Assets (100%)			19,613
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2025, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.